PROJECT ADVANCES	3 Months Ended
Mar. 31, 2023
Winvest Groups Ltd [Member]
PROJECT ADVANCES

NOTE 7. PROJECT ADVANCES

Project advances represent unsecured, interest-free advances made by investors to help the Company fund film projects. If the film is successful the investor can recoup the money advanced as well as earning a royalty based upon the revenues generated by the film. The terms of this arrangement vary by film and by investor. The Company records royalties payable when it becomes probable that royalties will be payable. As of March 31, 2023 and December 31, 2022 the amount of project advances were $100,000 and $100,000, respectively, and no royalties had been accrued.